Summary of Operations and Basis of Presentation (Details) $ / shares in Units, $ in Millions	Apr. 22, 2019 USD ($) $ / shares shares	Mar. 15, 2019
Summary of Operations and Basis of Presentation
Forward stock split		17,000,000
IPO
Summary of Operations and Basis of Presentation
Shares issued (in shares)	6,468,750
Share price (in dollars per share) | $ / shares	$ 15.00
Net proceeds | $	$ 87.4
Underwriter's option
Summary of Operations and Basis of Presentation
Shares issued (in shares)	843,750